Long-Term Debt - Disclosure of Interest Outstanding on the Long Term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Long Term Debt [Line Items]
Interest	$ 185,830	$ 108,015
Interest Accretion	169,143	18,267
Total Interest	$ 354,973	$ 126,282
Revolving Credit Facilities
Disclosure Of Long Term Debt [Line Items]
Effective interest rate	5.66%
Interest	$ 4,006
Interest Accretion	699
Total Interest	$ 4,705
USD First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Effective interest rate	6.54%
Interest	$ 75,988
Interest Accretion	7,799
Total Interest	$ 83,787
EUR First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Effective interest rate	4.26%
Interest	$ 17,792
Interest Accretion	1,365
Total Interest	$ 19,157
USD Second Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Effective interest rate	13.78%	16.05%
Interest	$ 2,216	$ 14,340
Interest Accretion	4,643	5,179
Total Interest	$ 6,859	$ 19,519
Senior Notes
Disclosure Of Long Term Debt [Line Items]
Effective interest rate	7.47%
Interest	$ 33,250
Interest Accretion	1,000
Total Interest	$ 34,250
Previous USD First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Effective interest rate	6.07%	5.54%
Interest	$ 42,885	$ 76,851
Interest Accretion	112,135	11,817
Total Interest	$ 155,020	$ 88,668
Previous EUR First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Effective interest rate	3.87%	4.37%
Interest	$ 9,693	$ 16,824
Interest Accretion	41,502	1,271
Total Interest	$ 51,195	$ 18,095